Segment reporting	6 Months Ended
Jun. 30, 2022
Segment reporting
Segment reporting

Note 18 - Segment reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	For the three months ended June 30,
	2022			2021
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$260.8	$91.5	$352.3	$299.8	$47.3	$347.1

Expenses
Costs of sales	$41.7	$3.8	$45.5	$44.7	$2.6	$47.3
Depletion and depreciation	53.7	15.3	69.0	61.1	15.5	76.6
Segment gross profit	$165.4	$72.4	$237.8	$194.0	$29.2	$223.2

	For the six months ended June 30,
	2022			2021
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$524.0	$167.1	$691.1	$563.6	$92.4	$656.0

Expenses
Costs of sales	$82.2	$6.9	$89.1	$82.4	$5.5	$87.9
Depletion and depreciation	110.9	32.3	143.2	120.3	27.0	147.3
Segment gross profit	$330.9	$127.9	$458.8	$360.9	$59.9	$420.8

A reconciliation of total segment gross profit to consolidated net income before income taxes is presented below:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Total segment gross profit	$237.8	$223.2	$458.8	$420.8

Other operating (income)/expenses
General and administrative expenses	$5.8	$5.4	$11.4	$9.6
Share-based compensation expense	-	5.0	4.3	7.0
Impairment and charges	-	7.5	-	7.5
Gain on sale of gold bullion	(0.2)	(0.6)	(1.5)	(1.2)
Depreciation	0.6	0.6	1.0	1.1
Foreign exchange loss (gain) and other expenses (income)	0.4	1.2	(5.8)	1.3
Income before finance items and income taxes	$231.2	$204.1	$449.4	$395.5

Finance items
Finance income	$2.8	$1.7	$3.5	$2.4
Finance expenses	(0.8)	(1.1)	(1.7)	(1.9)
Net income before income taxes	$233.2	$204.7	$451.2	$396.0